Statements of Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional paid-in-capital	Accumulated other comprehensive income/ (loss)	Accumulated deficit
Beginning balance, convertible preferred stock, (in shares) at Dec. 31, 2023		287,447,000
Beginning balance, convertible preferred stock at Dec. 31, 2023		$ 247,617
Beginning balance, (in shares) at Dec. 31, 2023			1,247,000
Beginning balance at Dec. 31, 2023	$ (127,082)		$ 0	$ 8,987	$ 40	$ (136,109)
Issuance of common stock in initial public offering, net of $12,305 in discounts and offering costs, (in shares)			6,250,000
Issuance of common stock in initial public offering, net of $12,305 in discounts and offering costs, value	87,695		$ 1	87,694
Conversion of convertible preferred stock into common stock upon initial public offering, (in shares)		(287,447,000)
Conversion of convertible preferred stock into common stock upon initial public offering, value		$ (247,617)
Conversion of convertible preferred stock into common stock upon initial public offering, (in shares)			14,741,000
Conversion of convertible preferred stock into common stock upon initial public offering, value	247,617		$ 1	247,616
Vesting of early exercised stock options, (in shares)			1,000
Vesting of early exercised stock options, value	$ 6			6
Exercise of stock options (in shares)	0		16,000
Exercise of stock options Value	$ 62			62
Issuance of common stock under the Employee Stock Purchase Plan (in shares)			45,000
Issuance of common stock under the Employee Stock Purchase Plan	110			110
Stock-based compensation	7,516			7,516
Unrealized gain on short-term investments	81				81
Net loss	$ (65,363)					(65,363)
Ending balance, (in shares) at Dec. 31, 2024	22,300,000		22,300,000
Ending balance at Dec. 31, 2024	$ 150,642		$ 2	351,991	121	(201,472)
Ending balance, convertible preferred stock, (in shares) at Dec. 31, 2024		0
Ending balance, convertible preferred stock at Dec. 31, 2024		$ 0
Stock-based compensation	1,797			1,797
Unrealized gain on short-term investments	(89)				(89)
Net loss	$ (15,758)					(15,758)
Ending balance, (in shares) at Mar. 31, 2025	22,300,000
Ending balance at Mar. 31, 2025	$ 136,592		$ 2	353,788	32	(217,230)
Beginning balance, convertible preferred stock, (in shares) at Dec. 31, 2024		0
Beginning balance, convertible preferred stock at Dec. 31, 2024		$ 0
Beginning balance, (in shares) at Dec. 31, 2024	22,300,000		22,300,000
Beginning balance at Dec. 31, 2024	$ 150,642		$ 2	351,991	121	(201,472)
Net loss	$ (31,433)
Ending balance, (in shares) at Jun. 30, 2025	22,386,000
Ending balance at Jun. 30, 2025	$ 122,691		$ 2	355,598	(4)	(232,905)
Beginning balance, convertible preferred stock, (in shares) at Dec. 31, 2024		0
Beginning balance, convertible preferred stock at Dec. 31, 2024		$ 0
Beginning balance, (in shares) at Dec. 31, 2024	22,300,000		22,300,000
Beginning balance at Dec. 31, 2024	$ 150,642		$ 2	351,991	121	(201,472)
Exercise of stock options (in shares)	0
Issuance of common stock under the Employee Stock Purchase Plan (in shares)			107,000
Issuance of common stock under the Employee Stock Purchase Plan	$ 141			141
Stock-based compensation	6,125			6,125
Unrealized gain on short-term investments	(57)				(57)
Net loss	$ (58,197)					(58,197)
Ending balance, (in shares) at Dec. 31, 2025	22,407,000		22,407,000
Ending balance at Dec. 31, 2025	$ 98,654		$ 2	358,257	64	(259,669)
Ending balance, convertible preferred stock, (in shares) at Dec. 31, 2025		0
Ending balance, convertible preferred stock at Dec. 31, 2025		$ 0
Beginning balance, (in shares) at Mar. 31, 2025	22,300,000
Beginning balance at Mar. 31, 2025	$ 136,592		2	353,788	32	(217,230)
Issuance of common stock under the Employee Stock Purchase Plan (in shares)	86,000
Issuance of common stock under the Employee Stock Purchase Plan	$ 117			117		0
Stock-based compensation	1,693			1,693
Unrealized gain on short-term investments	(36)				(36)
Net loss	$ (15,675)					(15,675)
Ending balance, (in shares) at Jun. 30, 2025	22,386,000
Ending balance at Jun. 30, 2025	$ 122,691		$ 2	355,598	(4)	(232,905)
Beginning balance, (in shares) at Dec. 31, 2025	22,407,000		22,407,000
Beginning balance at Dec. 31, 2025	$ 98,654		$ 2	358,257	64	(259,669)
Stock-based compensation	1,371			1,371		0
Unrealized gain on short-term investments	(87)				(87)
Net loss	$ (13,555)					(13,555)
Ending balance, (in shares) at Mar. 31, 2026	22,407,000
Ending balance at Mar. 31, 2026	$ 86,383		$ 2	359,628	(23)	(273,224)
Beginning balance, convertible preferred stock, (in shares) at Dec. 31, 2025		0
Beginning balance, convertible preferred stock at Dec. 31, 2025		$ 0
Beginning balance, (in shares) at Dec. 31, 2025	22,407,000		22,407,000
Beginning balance at Dec. 31, 2025	$ 98,654		$ 2	358,257	64	(259,669)
Exercise of stock options (in shares)	33,000
Net loss	$ (37,248)
Ending balance, (in shares) at Jun. 30, 2026	22,475,000
Ending balance at Jun. 30, 2026	$ 65,976		2	362,923	(32)	(296,917)
Beginning balance, (in shares) at Mar. 31, 2026	22,407,000
Beginning balance at Mar. 31, 2026	$ 86,383		2	359,628	(23)	(273,224)
Exercise of stock options (in shares)	33,000
Exercise of stock options Value	$ 36			36		0
Issuance of common stock under the Employee Stock Purchase Plan (in shares)	35,000
Issuance of common stock under the Employee Stock Purchase Plan	$ 37			37	0	0
Stock-based compensation	3,222			3,222		0
Unrealized gain on short-term investments	(9)				(9)
Net loss	$ (23,693)					(23,693)
Ending balance, (in shares) at Jun. 30, 2026	22,475,000
Ending balance at Jun. 30, 2026	$ 65,976		$ 2	$ 362,923	$ (32)	$ (296,917)